Participation and residual liabilities in the Pictures segment - Summary of Detailed Information on Participation and Residual Liabilities Explanatory (Detail) - Pictures Segment [Member]
¥ in Millions
12 Months Ended
Mar. 31, 2023 JPY (¥)
Disclosure Of Detailed Information On Participation And Residual Liabilities [Line Items]
Balance at beginning of the fiscal year	¥ 410,275
Current portion	190,162
Non-current portion	220,113
Additional participation and residual liabilities	210,226
Amounts paid during the year	(220,415)
Unpaid amounts reversed during the year	(13,605)
Translation adjustment	36,694
Balance at end of the fiscal year	423,175
Current portion	230,223
Non-current portion	¥ 192,952